Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expense
Depreciation and amortization	$ 279,438	$ 234,138	$ 476,733	$ 462,264	$ 904,955	$ 983,360	$ 939,714
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization	163,474	189,030	315,917	372,017	725,904	822,442	799,169
DBS satellites
Depreciation and amortization expense
Depreciation and amortization	32,087	32,087	64,173	64,178
Number of satellites in geostationary orbit utilized by reporting entity.			13
Owned Satellites	6		6
Number of satellites utilized under operating lease			5
Number of satellites utilized under capital lease			2
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization	16,101	13,021	28,867	26,069	50,699	50,408	54,115
148 degree orbital location
Depreciation and amortization expense
Depreciation and amortization	$ 67,776		$ 67,776